CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Retained earnings	Accumulated other comprehensive income (loss)
Balance at Dec. 31, 2009		$ 216,158	$ 51,049
Increase (Decrease) in Shareholders' Equity
Net income (loss) for the period	244,153	244,153
Other comprehensive loss for the period	(33,588)		(33,588)
Balance at Sep. 30, 2010	(17,461)	460,311	17,461
Balance at Jun. 30, 2010		338,850	83,604
Increase (Decrease) in Shareholders' Equity
Net income (loss) for the period	121,461	121,461
Other comprehensive loss for the period	(66,143)		(66,143)
Balance at Sep. 30, 2010	(17,461)	460,311	17,461
Balance at Dec. 31, 2010	440,265	440,265	28,390
Increase (Decrease) in Shareholders' Equity
Net income (loss) for the period	32,475	32,475
Other comprehensive loss for the period	(45,582)		(45,582)
Balance at Sep. 30, 2011	472,740	472,740	(17,192)
Balance at Jun. 30, 2011		554,354	27,326
Increase (Decrease) in Shareholders' Equity
Net income (loss) for the period	(81,614)	(81,614)
Other comprehensive loss for the period	(44,518)		(44,518)
Balance at Sep. 30, 2011	$ 472,740	$ 472,740	$ (17,192)